Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jan. 31, 2016	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2026
C000143294
Account Value [Line Items]
Line Graph and Table Measure Name		Eubel Brady & Suttman Income and Appreciation Fund
Accumulated Value	$ 10,000		$ 11,246	$ 11,762	$ 11,662	$ 12,173	$ 13,039	$ 13,562	$ 13,448	$ 14,195	$ 15,351	$ 16,508
C000143295
Account Value [Line Items]
Line Graph and Table Measure Name		Eubel Brady & Suttman Income Fund
Accumulated Value	10,000		10,686	10,889	11,057	11,504	12,010	12,081	11,913	12,570	13,335	14,268
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,145	10,363	10,597	11,619	12,167	11,806	10,819	11,046	11,274	12,047
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,145	10,363	10,597	11,619	12,167	11,806	10,819	11,046	11,274	12,047
ICE BofA U.S. Corporates, 1-10 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-10 Year Corp. Index
Accumulated Value	9,999		10,401	10,702	10,940	12,039	12,729	12,434	11,733	12,336	12,936	13,917
ICE BofA Yield Alternative US Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA Yield Alternative US Convertible Index
Accumulated Value	10,000		11,663	12,612	12,975	14,650	16,519	16,163	15,355	16,284	18,611	20,560
ICE BofA U.S. Corporate & Government, 1-10 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Accumulated Value	$ 10,000		$ 10,119	$ 10,224	$ 10,491	$ 11,277	$ 11,788	$ 11,498	$ 10,892	$ 11,291	$ 11,687	$ 12,445